                                                            File No. 333-76352
                                                                     811-10619


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
      Pre-Effective Amendment No.                                         / /

      Post-Effective Amendment No. 4                                      /X/



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
      Amendment No.                                                       / /


                           (Exact Name of Registrant)
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                               VARIABLE ACCOUNT N
                               (Name of Depositor)
                      National Security Life and Annuity
              (Address of Depositor's Principal Executive Offices)
                                100 Court Street
                            Binghamton, New York 13902
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
                    Ronald L. Benedict, Assistant Secretary
                   National Security Life and Annuity Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 410-East
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.


It is proposed that this filing will become effective (check appropriate space):


      ---     immediately upon filing pursuant to paragraph (b) of Rule 485


       X      on October 15, 2003 pursuant to paragraph (b) of Rule 485
      ---

              60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ---

              on (date) pursuant to paragraph (a)(1) of Rule 485
      ---


If appropriate, check the following box:


      X      this post-effective amendment designates a new effective date for
     ---      a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This post effective amendment no. 4 under the Securities Act of 1933, as amended, to the registration statement of National Security Life and Annuity Company Variable Account N (the Registrant) (File No. 333-76352) hereby incorporates by reference all the information set forth in the Registrant's post-effective amendment no. 3 which was filed on August 1, 2003. The sole purpose of this amendment is to delay the effectiveness of post-effective amendment no. 3 until October 15. 2003.



                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Variable Account N certifies that is meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 30th day of September, 2003.



                                VARIABLE ACCOUNT N
                                    (Registrant)

                           By NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                                     (Depositor)


                           By /s/ John J. Palmer
                              -----------------------------------------
                            John J. Palmer, Chief Executive Officer


Attest:
/s/Ronald L. Benedict
--------------------------------
Ronald L. Benedict
Assistant Secretary


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 30th day of September, 2003.


                              NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                                               (Depositor)


                              By /s/ John J. Palmer
                                 ------------------------------------------
                                John J. Palmer, Chief Executive Officer


Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Assistant Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                                       Date

s/  Carson E. Beadle                Director                              September 30, 2003
------------------------------
Carson E. Beadle

s/  David L. Birchenough            Director                              September 30, 2003
------------------------------
David L. Birchenough

s/  Bruce W. Boyea                  Director and Chairman                 September 30, 2003
-------------------------------
Bruce W. Boyea

s/  James A. Carrigg                Director                              September 30, 2003
--------------------------------
James A. Carrigg

s/  George E. Castrucci             Director                              September 30, 2003
---------------------------------
George E. Castrucci

s/   Raymond R. Clark               Director                              September 30, 2003
---------------------------------
Raymond R. Clark

s/  Ronald J. Dolan                 Director and Chief Financial Officer  September 30, 2003
----------------------------------
Ronald J. Dolan

s/   Daniel J. Fischer              Director and President                September 30, 2003
----------------------------------
Daniel J. Fischer

s/  David B. O'Maley                Director                              September 30, 2003
----------------------------------
David B. O'Maley

s/  John J. Palmer                  Director and Chief Executive Officer  September 30, 2003
----------------------------------
John J. Palmer